Non Current Liabilites - Convertible Note	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Non Current Liabilites - Convertible Note
NOTE 16.
NON-CURRENT
LIABILITIES – CONVERTIBLE NOTE

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
Convertible note at fair value at beginning of reporting period	2,526,870	8,789,113
Net change in fair value	324,736	1,171,959
Transfer to contributed equity on conversion of Convertible Notes	(893,379)	(5,094,465)
Transfer to accumulated losses on conversion of Convertible Notes	(505,277)	(2,339,737)

Convertible note at fair value at end of reporting period	1,452,950	2,526,870

On May 11, 2015, the Company entered into a subscription agreement with Ridgeback Capital Investments (Ridgeback) to invest in Convertible Notes and Warrants of the Company for cash consideration totaling $13,750,828, which was subject to shareholder approval at an Extraordinary General Meeting. Shareholder approval was received on July 31, 2015.
During FY2021, 75% of the Convertible Notes have been converted to ordinary shares. These have been done in three issuances of 25% each between March 2021 and June 2021. During FY2022, further 12.5% of the Convertible Notes have been converted to ordinary shares in March 2022. At the reporting date, 12.5% of the original Convertible Note balance remains outstanding. The outstanding notional amount of the Convertible Notes (including the accrual of
3
% p.a interest) as at June
30
,

2022 was $
2,075,151
, which can be converted into
12,206,768
ordinary shares at an exercise price of $
0.17
per share if Ridgeback elects to convert the Convertible Notes into ordinary shares. All Notes have been converted to ordinary shares at $
nil
consideration per the original subscription agreement.

The
13,750,828
Convertible Notes issued have a face value of $
1.00
per note which are exercisable at a price of approximately $
0.17
per share (adjusted for post share consolidation and anti-dilution clause), mature on August 4, 2025 and accrue interest at a rate of
3
% per annum which may also be converted into shares. Conversions may occur during the period (i) at least 3 months after the Issue Date and (ii) at least 15 business days prior to the maturity date into
50
ordinary shares of the Company per note (subject to customary adjustments for rights or bonus issues, off market buybacks, issues at less than current market price, share purchase plan, dividend reinvestment plan at a discount, return of capital or dividend or other adjustment). If a change of control event, delisting event or event of default has occurred, Ridgeback may elect to convert the notes into shares or repayment of principal and interest. The Convertible Notes rank at least equal with all present and future unsubordinated and unsecured debt obligations of the Company and contain customary negative pledges regarding financial indebtedness, dividend payments, related party transaction and others.
Details of the warrants granted together with the convertible note at initial recognition date are as follows:

•	8,475,995 warrants were granted which are exercisable at a price of A$0.025 per share on or before August 4, 2025

•	371,445,231 warrants were granted which are exercisable at a price of A$0.0237 per share on or before August 4, 2020
All warrants may be settled on a gross or net basis and the number of warrants or exercise price may be adjusted for a pro rata issue of shares, a bonus issue or capital re-organisation.
The Warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
As a result of the 10 to 1 share consolidation in November 2019, the above cited warrants have been restated in accordance with the subscription agreement. The exercise prices have been adjusted for the capital raising during the year under the anti-dilution clause of share purchase agreements.
The warrant expiry dates remain unchanged. The restated terms are as follows:

•	847,600 warrants with an exercise price of A$0.248 per share

•	37,144,524 warrants with an exercise price of A$0.235 per share
37,144,524 warrants with an exercise price of A$0.235 per share lapsed unexercised on August 4, 2020. None of the other warrants specified above have been exercised since initial recognition up to June 30, 2022.
(i) Fair value of convertible notes
The following assumptions were used to determine the initial fair value of the debt component of the convertible note which were based on market conditions that existed at the grant date:

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history
The fair value of the convertible note is allocated between a financial liability for the traditional note component of the convertible note and into equity which represents the conversion feature. The traditional note component of the convertible note was initially recorded at fair value of $4.4m, based on the present value of the contractual cash flows of the note discounted at 15%. After initial recognition, the liability component of the convertible note has been measured at fair value as required by AASB 2 (IFRS 2). The remaining value of the convertible note was allocated to the conversion feature and recognized as equity.

	Note – Liability	Conversion feature – Equity
Fair value at issuance	4,419,531	41,431,774
Fair value movements	5,866,277	—
Conversion to ordinary shares	(8,832,858)	(36,252,802)

Balance at June 30, 2022	1,452,950	5,178,972